SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of segment activity

The following information represents segment activity for the year ended December 31, 2016:

	For the year ended December 31, 2016
	Products	Services	Total
Revenues	$1,499,010	$434,775	$1,933,785
Website Amortization	$—	$252,134	$252,134
Depreciation	$10,817	$3,138	$13,955
Impairment	$—	$95,773	$95,773
Loss from operations	$(1,526,442)	$(766,940)	$(2,293,382)
Segment Assets	$1,648,690	$1,331,655	$2,980,345

The following information represents segment activity for the year ended December 31, 2015:

	For the year ended December 31, 2015
	Products	Services	Total
Revenues	$1,408,481	$283,598	$1,692,079
Website Amortization	$—	$181,905	$181,905
Depreciation	$11,860	$2,388	$14,248
Impairment	$—	$70,531	$70,531
Loss from operations	$(1,181,233)	$(491,861)	$(1,673,094)
Segment Assets	$1,582,563	$737,028	$2,319,591